Stockholder Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stockholders payable outstanding balance			$ 8,331,000	$ 7,026,000
Stockholder payable	$ 8,658,000		8,331,000	7,026,000
Chairperson and President [Member]
Proceeds from related party	327,000	$ 319,000	1,308,000	1,457,000
Refund to related party	$ 1,000	$ 1,000	$ 3,000	$ 6,000